Intangible Assets (Details)			6 Months Ended
	Jun. 25, 2024 USD ($)	Jun. 19, 2024 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 25, 2024 TWD ($)
Intangible Assets [Line Items]
Licensed period	10 years
Global patent including VAT		$ 5,000,000			$ 1,000,000
Net of VAT		$ 4,761,905			$ 952,381
Development costs			$ 2,820,000
Percentage of equity interest			45.30%
Pay of royalty percentage	7.00%
Royalty expenses			$ 2,273	$ 2,273
Amortization expense			95,748	$ 95,142
EG BioMed Patent [Member]
Intangible Assets [Line Items]
Useful life	15 years					15 years
Consideration	$ 1,830,000					$ 60,000,000
3D Global Patent [Member]
Intangible Assets [Line Items]
Licensed period		20 years
Percentage of royalty fee		10.00%
Total research and development costs			$ 3,130,000
Quarterly basis period		15 years
Additional license period	5 years
Minimum [Member]
Intangible Assets [Line Items]
Percentage of royalty fee			7.00%
Maximum [Member]
Intangible Assets [Line Items]
Percentage of royalty fee			10.00%
3D Global Biotech Inc. [Member] | Common Share [Member]
Intangible Assets [Line Items]
Percentage of common shares		14.97%
EG BioMed Co., Ltd [Member] | Director [Member]
Intangible Assets [Line Items]
Percentage of common shares	46.16%					46.16%